EARNINGS (LOSS) PER SHARE (Detail Textuals) - shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share options [Member]
Earnings per share [line items]
Options excluded from diluted weighted average number of ordinary shares	2,688	3,088	3,374
Restricted share units [Member]
Earnings per share [line items]
Options excluded from diluted weighted average number of ordinary shares	2,688	3,088	3,374
Performance Share Units [Member]
Earnings per share [line items]
Options excluded from diluted weighted average number of ordinary shares	2,688	3,088	3,374